INCOME TAXES - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Current income tax expenses (benefit)	$ (1,528)	$ (1,920)	$ 862
Income tax expenses (benefit)	$ (1,528)	$ (1,920)	$ 862